Trade and other payables (Details) - Schedule of trade and other payables - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Schedule of trade and other payables [Abstract]
Trade accounts payable - third parties	SFr 722,272	SFr 906,501
Other	40,181	31,746
Total trade and other payables	SFr 762,453	SFr 938,247